Subsequent Events - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Business	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of business acquired | Business	12
Total purchase price | $	$ 659,755	$ 181,608